RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)						1 Months Ended		3 Months Ended		12 Months Ended
	Sep. 05, 2022	Aug. 15, 2022	Jun. 01, 2022	Nov. 01, 2021	Dec. 01, 2020	Jan. 31, 2023	Nov. 16, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Convertible notes balances								$ (0)		$ 61,356	$ 289,029
Convertible notes issued						$ 48,143			$ 735,000	1,475,000	1,061,500
Conversion of stock, amount	$ 500,002		$ 778,500				$ 901,271
Number of shares converted	140,449		778,500				253,166
Conversion Price	$ 3.56		$ 1.00				$ 3.56
Management fee								35,000	35,000	140,000	109,975
Parent And Affiliates [Member]
Related Party Transaction [Line Items]
Convertible notes issued				$ 3,000,000	$ 2,000,000
Interest rate					10.00%
Lucyd [Member] | IPO [Member]
Related Party Transaction [Line Items]
Conversion of stock, amount		$ 2,002,280
Number of shares converted		266,970
Conversion Price		$ 7.50
Tekcapital Europe Ltd [Member]
Related Party Transaction [Line Items]
Management fee								35,000	$ 35,000	140,000	$ 100,000
Rent expenses								$ 22,769		$ 74,442